UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2022

WESTERN ASSET

GLOBAL HIGH YIELD

BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Global High Yield Bond Fund for the six-month reporting period ended June 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

Subsequent event notice

The Board of Trustees, on behalf of the Fund (the “Acquired Fund”), has approved a reorganization pursuant to which the Fund’s assets would be acquired, and its liabilities would be assumed, by Western Asset High Yield Fund (the “Acquiring Fund”), a series of Western Asset Funds, Inc., in exchange for shares of the Acquiring Fund (the “Reorganization”). The Fund would then be terminated, and shares of the Acquiring Fund would be distributed to Fund shareholders.

The Reorganization does not require shareholder approval but is subject to the satisfaction of certain closing conditions. If the closing conditions are satisfied, the Reorganization is expected to occur on or about November 18, 2022. Effective at the close of market on or about September 26, 2022, the Fund will be closed to all new investors except as noted below. Existing investors who had an open and funded account on September 26, 2022, can continue to invest in the Fund through exchanges and additional purchases after such date. The following categories of investors may continue to open new accounts in the Fund after the close of market on September 26, 2022: (1) clients of discretionary investment allocation programs where such programs had investments in the Fund prior to the close of market on September 26, 2022; and (2) Employer Sponsored Retirement Plans or benefit plans and their participants where the Fund was available to participants prior to the close of market on September 26, 2022. Effective after the close of market on or about November 11, 2022, the Fund will not accept any additional purchases or exchanges. The Fund reserves the right to change this policy at any time. For more information, please see the Fund’s prospectus supplement dated July 25, 2022.

II	Western Asset Global High Yield Bond Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

Western Asset Global High Yield Bond Fund	III

Performance review

For the six months ended June 30, 2022, Class A shares of Western Asset Global High Yield Bond Fund, excluding sales charges, returned -17.94%. The Fund’s unmanaged benchmark, the Bloomberg Global High Yield Index (Hedged) (USD)i, returned -15.23% for the same period. The Lipper Global High Yield Funds Category Averageii returned -13.78% over the same time frame.

Performance Snapshot as of June 30, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Global High Yield Bond Fund:
Class A	-17.94%
Class C	-18.23%
Class C1[1]	-18.11%
Class I	-17.70%
Class IS	-17.83%
Bloomberg Global High Yield Index (Hedged) (USD)	-15.23%
Lipper Global High Yield Funds Category Average	-13.78%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2022 for Class A, Class C, Class C1, Class I and Class IS shares were 7.42%, 6.88%, 7.07%, 8.02% and 8.13%, respectively. Absent fee waiver and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class C1, Class I and Class IS shares would have been 7.36%, 6.81%, 7.01%, 7.95% and 8.05%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 1.17%, 1.96%, 1.74%, 0.91% and 0.84%, respectively.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

IV	Western Asset Global High Yield Bond Fund

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.95% for Class C shares, 0.90% for Class I shares and 0.80% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high-yield (“junk”) bonds and foreign securities, including emerging markets, involve risks beyond those inherent in higher rated and domestic investments. The risks of high-yield bonds include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Western Asset Global High Yield Bond Fund	V

Performance review (cont’d)

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Global High Yield Index (Hedged) (USD) provides a broad-based measure of the global high-yield fixed income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, and Emerging Markets Hard Currency High Yield Indices.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 105 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Global High Yield Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2022 and December 31, 2021 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-17.94%	$1,000.00	$820.60	1.15%	$5.19	Class A	5.00%	$1,000.00	$1,019.09	1.15%	$5.76
Class C	-18.23	1,000.00	817.70	1.95	8.79	Class C	5.00	1,000.00	1,015.12	1.95	9.74
Class C1	-18.11	1,000.00	818.90	1.79	8.07	Class C1	5.00	1,000.00	1,015.92	1.79	8.95
Class I	-17.70	1,000.00	823.00	0.90	4.07	Class I	5.00	1,000.00	1,020.33	0.90	4.51
Class IS	-17.83	1,000.00	821.70	0.80	3.61	Class IS	5.00	1,000.00	1,020.83	0.80	4.01

2	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2022

Western Asset Global High Yield Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 79.5%
Communication Services — 16.5%
Diversified Telecommunication Services — 4.3%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	600,000		$485,169	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,000,000		805,335	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	880,000		626,256	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	550,000		462,583	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	245,000		185,746	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,660,000		1,273,195	(a)
Level 3 Financing Inc., Senior Notes	3.625%	1/15/29	1,330,000		1,028,006	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	1,030,000		922,942	(a)
Total Diversified Telecommunication Services					5,789,232
Interactive Media & Services — 1.4%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	1,800,000		1,421,010	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	590,000		463,150	(a)
Total Interactive Media & Services					1,884,160
Media — 7.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	1,670,000		1,365,684	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,120,000		2,536,825
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	740,000		574,222	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,070,000		916,246	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	390,000		329,909
DISH DBS Corp., Senior Notes	7.750%	7/1/26	447,000		350,003
DISH DBS Corp., Senior Notes	5.125%	6/1/29	500,000		305,400
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	700,000		519,600	(a)
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	710,000		594,675	(a)
United Group BV, Senior Secured Notes	5.250%	2/1/30	160,000	EUR	124,454	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	1,010,000		905,096	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,850,000		1,539,348	(a)
Total Media					10,061,462
Wireless Telecommunication Services — 3.3%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	270,000		244,382	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	2,150,000		1,569,995	(a)

See Notes to Financial Statements.

4	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

Western Asset Global High Yield Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Wireless Telecommunication Services — continued
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	650,000		$439,135	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	700,000		519,379	(b)
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	1,200,000		1,013,378
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	790,000		639,900	(a)
Total Wireless Telecommunication Services					4,426,169
Total Communication Services					22,161,023
Consumer Discretionary — 26.2%
Auto Components — 2.3%
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	550,000		487,421
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,310,000		1,065,965
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,610,000		1,547,717	(a)
Total Auto Components					3,101,103
Automobiles — 3.4%
Ford Motor Co., Senior Notes	3.250%	2/12/32	4,150,000		3,118,206
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,850,000		1,493,681
Total Automobiles					4,611,887
Diversified Consumer Services — 3.8%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,580,000	EUR	1,353,788	(b)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	2,110,000		1,719,153	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,020,000		907,999	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,640,000		1,094,684	(a)
Total Diversified Consumer Services					5,075,624
Hotels, Restaurants & Leisure — 14.4%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	670,000		568,334	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	660,000		478,969	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	1,260,000		889,598	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	620,000		511,658	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,150,000	EUR	683,069
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	690,000		504,811	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	300,000		283,703
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	2,300,000		1,881,002
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.669%)	3.607%	7/16/35	1,232,000	GBP	1,200,167	(b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	970,000		586,884	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Global High Yield Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
MGM China Holdings Ltd., Senior Notes	4.750%	2/1/27	1,010,000		$715,171	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	800,000		630,260	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	180,000		154,238	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,200,000		874,662	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	820,000		583,983	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	580,000		432,332	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,120,000	GBP	2,269,885	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	900,000	GBP	957,901	(b)
Sands China Ltd., Senior Notes	5.400%	8/8/28	500,000		386,325
Sands China Ltd., Senior Notes	3.100%	3/8/29	200,000		141,856	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	820,000		543,094	(a)
TUI Cruises GmbH, Senior Notes	6.500%	5/15/26	300,000	EUR	222,179	(b)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	150,000		153,925	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	190,000		150,057	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,410,000		1,134,881	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	850,000	GBP	831,468	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	570,000		369,722	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	670,000		414,586	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,140,000		709,388	(a)
Total Hotels, Restaurants & Leisure					19,264,108
Internet & Direct Marketing Retail — 1.4%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,570,000		1,854,332
Multiline Retail — 0.4%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	550,000	GBP	589,391	(b)
Specialty Retail — 0.5%
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	370,000		249,345	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	410,000	EUR	412,596	(a)(c)
Total Specialty Retail					661,941
Total Consumer Discretionary					35,158,386
Consumer Staples — 0.9%
Beverages — 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	1,190,000		1,041,619	(a)

See Notes to Financial Statements.

6	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

Western Asset Global High Yield Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Food & Staples Retailing — 0.1%
Bellis Acquisition Co. PLC, Senior Secured Notes	4.500%	2/16/26	180,000	GBP	$176,387	(a)
Total Consumer Staples					1,218,006
Energy — 7.2%
Energy Equipment & Services — 0.5%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	770,000		671,030	(a)
Oil, Gas & Consumable Fuels — 6.7%
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	170,000		125,824	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,270,000		1,064,499	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	960,000		826,225	(c)(d)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	170,000		158,369	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	250,000		240,565	(a)
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	690,000		700,778
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	770,000		747,670
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000		1,161,938	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,680,000		1,150,934
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,900,000		1,255,662
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	800,000		685,552
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	650,000		573,385	(a)
YPF SA, Senior Notes	6.950%	7/21/27	400,000		227,548	(a)
Total Oil, Gas & Consumable Fuels					8,918,949
Total Energy					9,589,979
Financials — 8.3%
Banks — 4.1%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	860,000		703,910	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000		371,368	(a)(c)(d)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Global High Yield Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,080,000	$916,348	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,300,000	1,686,801	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.125% to 4/30/24 then 3 mo. USD LIBOR + 3.330%)	6.125%	4/30/24	600,000	571,542	(c)(d)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	510,000	520,590
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	810,000	776,385	(a)
Total Banks				5,546,944
Capital Markets — 3.1%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,760,000	1,450,680	(a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	120,000	92,520	(c)(d)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	490,000	276,610	(a)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,250,000	1,086,249	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	750,000	693,750	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	570,000	583,537	(a)(c)(d)
Total Capital Markets				4,183,346
Diversified Financial Services — 1.1%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,882,464	1,431,153	(a)(e)
Total Financials				11,161,443
Health Care — 5.5%
Health Care Providers & Services — 0.3%
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000	442,800	(a)
Health Care Technology — 0.2%
Minerva Merger Sub Inc., Senior Notes	6.500%	2/15/30	320,000	267,055	(a)
Pharmaceuticals — 5.0%
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	300,000	255,539	(a)

See Notes to Financial Statements.

8	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

Western Asset Global High Yield Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Pharmaceuticals — continued
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	670,000		$560,621	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	420,000	GBP	420,516	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	300,000		227,373	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	5,875,000		4,836,623
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	500,000		427,684
Total Pharmaceuticals					6,728,356
Total Health Care					7,438,211
Industrials — 8.5%
Aerospace & Defense — 0.4%
BWX Technologies Inc., Senior Notes	4.125%	6/30/28	670,000		597,553	(a)
Airlines — 2.8%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	210,000		193,683	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	970,000		831,455	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,084,000		1,114,493	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,865,000		1,588,411	(a)
Total Airlines					3,728,042
Building Products — 0.8%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	810,000		792,411	(a)
Ideal Standard International SA, Senior Secured Notes	6.375%	7/30/26	400,000	EUR	258,888	(a)
Total Building Products					1,051,299
Commercial Services & Supplies — 1.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	650,000		527,034	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,040,000		1,016,142
CoreCivic Inc., Senior Notes	4.750%	10/15/27	687,000		566,923
Total Commercial Services & Supplies					2,110,099
Machinery — 1.3%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	890,000		744,454	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Global High Yield Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Machinery — continued
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	400,000	EUR	$279,422	(b)
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	820,000	EUR	744,631	(a)
Total Machinery					1,768,507
Trading Companies & Distributors — 1.6%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	950,000		832,219	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,630,000		1,322,354	(a)
Total Trading Companies & Distributors					2,154,573
Total Industrials					11,410,073
Information Technology — 0.3%
IT Services — 0.3%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	380,000		316,095	(a)
IPD 3 BV, Senior Secured Notes	5.500%	12/1/25	100,000	EUR	93,985	(a)
Total Information Technology					410,080
Materials — 3.7%
Chemicals — 1.2%
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	155,000	EUR	130,732	(a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	900,000		757,341	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	900,000		694,422
Total Chemicals					1,582,495
Containers & Packaging — 2.5%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	900,000		669,042	(a)(e)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	610,000		604,818	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,000,000		715,765	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	950,000		766,761
Ball Corp., Senior Notes	3.125%	9/15/31	480,000		387,993
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	200,000		170,366	(a)
Total Containers & Packaging					3,314,745
Total Materials					4,897,240
Real Estate — 1.8%
Equity Real Estate Investment Trusts (REITs) — 1.3%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	700,000		476,906

See Notes to Financial Statements.

10	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

Western Asset Global High Yield Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Equity Real Estate Investment Trusts (REITs) — continued
Service Properties Trust, Senior Notes	4.500%	3/15/25	160,000		$126,607
Service Properties Trust, Senior Notes	5.500%	12/15/27	730,000		592,212
Service Properties Trust, Senior Notes	4.950%	10/1/29	720,000		492,376
Total Equity Real Estate Investment Trusts (REITs)					1,688,101
Real Estate Management & Development — 0.5%
China Aoyuan Group Ltd., Senior Secured Notes	8.500%	1/23/22	600,000		68,828	*(b)(f)
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	850,000		83,258	*(b)(g)
China SCE Group Holdings Ltd., Senior Secured Notes	6.000%	2/4/26	600,000		166,500	(b)
Samhallsbyggnadsbolaget i Norden AB, Junior Subordinated Notes (2.624% to 4/30/25 then EUR 5 year Swap Rate + 2.814%)	2.624%	1/30/25	700,000	EUR	250,445	(b)(c)(d)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	1,200,000		90,000	*(b)(g)
Total Real Estate Management & Development					659,031
Total Real Estate					2,347,132
Utilities — 0.6%
Electric Utilities — 0.3%
Sensata Technologies Inc., Senior Notes	3.750%	2/15/31	500,000		401,615	(a)
Independent Power and Renewable Electricity Producers — 0.3%
Cikarang Listrindo Tbk PT, Senior Notes	4.950%	9/14/26	500,000		464,097	(a)
Total Utilities					865,712
Total Corporate Bonds & Notes (Cost — $130,813,137)					106,657,285
Sovereign Bonds — 13.3%
Angola — 0.7%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	475,000		395,960	(a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	690,000		554,073	(a)
Total Angola					950,033
Argentina — 1.7%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	804,151		190,731
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	3,419,846		740,821

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Global High Yield Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Argentina — continued
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	2,409,649	$722,135	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	350,000	268,188	(b)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	590,000	385,712	(a)
Total Argentina				2,307,587
Bahamas — 0.2%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	400,000	291,419	(a)
Bahrain — 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	580,000	432,222	(a)
Costa Rica — 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	310,000	267,605	(a)
Dominican Republic — 1.5%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	510,000	445,225	(a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	540,000	435,007	(a)
Dominican Republic International Bond, Senior Notes	6.000%	2/22/33	560,000	467,913	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	780,000	619,008	(a)
Total Dominican Republic				1,967,153
Ecuador — 0.8%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,330,000	555,831	(a)
Ecuador Government International Bond, Senior Notes, Step bond (1.000% to 7/31/22 then 2.500%)	1.000%	7/31/35	1,000,000	484,555	(a)
Total Ecuador				1,040,386
Egypt — 0.9%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000	175,898	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	400,000	291,000	(b)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	950,000	695,804	(a)
Total Egypt				1,162,702

See Notes to Financial Statements.

12	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

Western Asset Global High Yield Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Ghana — 0.6%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	740,000		$640,267	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	270,000		131,425	(a)
Total Ghana					771,692
Ivory Coast — 0.8%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	188,084		163,520	(b)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,090,000		858,015	(a)
Total Ivory Coast					1,021,535
Jordan — 0.5%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	800,000		748,000	(a)
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	350,000		253,984	(a)
Mexico — 1.1%
Mexican Bonos, Senior Notes	7.750%	11/23/34	25,340,000	MXN	1,138,010
Mexican Bonos, Senior Notes	7.750%	11/13/42	9,300,000	MXN	404,618
Total Mexico					1,542,628
Nigeria — 0.4%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	470,000		359,324	(b)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		139,850	(a)
Total Nigeria					499,174
Paraguay — 0.9%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	1,580,000		1,179,336	(a)
Russia — 0.3%
Russian Federal Bond — OFZ	8.150%	2/3/27	31,490,000	RUB	51,529	*(g)
Russian Federal Bond — OFZ	7.050%	1/19/28	102,507,000	RUB	167,739	*(g)
Russian Federal Bond — OFZ	6.900%	5/23/29	119,990,000	RUB	196,347	*(g)
Total Russia					415,615
Senegal — 0.2%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	400,000		255,812	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Global High Yield Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
South Africa — 0.3%
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	670,000	$459,184
Turkey — 1.5%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	2,550,000	2,056,430
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	900,000	225,490	(a)
Total Sovereign Bonds (Cost — $27,114,535)				17,847,987
Convertible Bonds & Notes — 2.1%
Communication Services — 1.4%
Media — 1.4%
DISH Network Corp., Senior Notes	2.375%	3/15/24	740,000	653,975
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,880,000	1,274,640
Total Communication Services				1,928,615
Industrials — 0.7%
Airlines — 0.7%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	960,000	870,240
Total Convertible Bonds & Notes (Cost — $3,295,434)				2,798,855
Senior Loans — 1.2%
Communication Services — 0.5%
Media — 0.5%
DirecTV Financing LLC, Closing Date Term Loan (1 mo. USD LIBOR + 5.000%)	6.666%	8/2/27	814,497	752,225	(c)(h)(i)
Industrials — 0.7%
Airlines — 0.7%
United Airlines Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	5.392%	4/21/28	1,000,882	934,579	(c)(h)(i)
Total Senior Loans (Cost — $1,806,481)				1,686,804
U.S. Government & Agency Obligations — 1.1%
U.S. Government Obligations — 1.1%
U.S. Treasury Notes	2.000%	2/15/25	1,000,000	974,570
U.S. Treasury Notes	1.875%	2/28/27	500,000	474,658
Total U.S. Government & Agency Obligations (Cost — $1,452,320)				1,449,228
Asset-Backed Securities — 0.5%
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost — $740,521)	6.724%	10/15/31	750,000	651,573	(a)(c)

See Notes to Financial Statements.

14	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

Western Asset Global High Yield Bond Fund

(Percentages shown based on Fund net assets)

Security	Expiration Date	Warrants	Value
Warrants — 0.0%††
Financials — 0.0%††
Capital Markets — 0.0%††
EG Acquisition Corp., Class A Shares (Cost — $7,631)	5/28/28	7,970	$1,155	*

		Shares
Common Stocks — 0.0%††
Energy — 0.0%††
Energy Equipment & Services — 0.0%††
KCAD Holdings I Ltd. (Cost — $3,231,489)		395,216,044	0	*(j)(k)(l)
Total Investments — 97.7% (Cost — $168,461,548)			131,092,887
Other Assets in Excess of Liabilities — 2.3%			3,070,419
Total Net Assets — 100.0%			$134,163,306

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The maturity principal is currently in default as of June 30, 2022.

(g)	The coupon payment on this security is currently in default as of June 30, 2022.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Value is less than $1.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Global High Yield Bond Fund

Abbreviation(s) used in this schedule:

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

GBP	— British Pound

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

RUB	— Russian Ruble

USD	— United States Dollar

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	77	9/22	$9,217,758	$9,126,906	$(90,852)
Contracts to Sell:
Euro	57	9/22	7,673,594	7,508,325	165,269
Net unrealized appreciation on open futures contracts					$74,417

At June 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	300,630	EUR	280,000	Citibank N.A.	7/19/22	$6,841
EUR	50,000	USD	52,801	Goldman Sachs Group Inc.	7/19/22	(339)
USD	624,428	EUR	590,000	Goldman Sachs Group Inc.	7/19/22	5,372
USD	7,230,446	GBP	5,534,253	Goldman Sachs Group Inc.	7/19/22	491,536
EUR	2,366,669	USD	2,592,165	Morgan Stanley & Co. Inc.	7/19/22	(108,946)
Total						$394,464

Abbreviation(s) used in this table:

EUR	— Euro

GBP	— British Pound

USD	— United States Dollar

Summary of Investments by Country**
United States	46.9%
United Kingdom	6.4
Mexico	4.5
Israel	4.0
Brazil	3.1
Turkey	2.9

See Notes to Financial Statements.

16	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Summary of Investments by Country** (cont’d)
Luxembourg	2.6%
Macau	2.5
Argentina	2.4
Germany	2.2
Switzerland	1.8
Netherlands	1.7
Cayman Islands	1.6
Dominican Republic	1.5
Italy	1.3
France	1.2
Canada	1.1
Paraguay	0.9
Egypt	0.9
Peru	0.9
South Africa	0.9
Guatemala	0.8
Ecuador	0.8
Ivory Coast	0.8
Angola	0.7
Ghana	0.6
Jordan	0.6
Spain	0.5
Hong Kong	0.4
Colombia	0.4
Nigeria	0.4
Indonesia	0.4
Bahrain	0.3
Russia	0.3
China	0.3
Bahamas	0.2
Costa Rica	0.2
Belgium	0.2
Senegal	0.2
Kenya	0.2
Sweden	0.2
Ukraine	0.2
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2022 and are subject to change.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

June 30, 2022

Assets:
Investments, at value (Cost — $168,461,548)	$131,092,887
Foreign currency, at value (Cost — $612,573)	646,798
Cash	50,647
Interest receivable	2,088,008
Unrealized appreciation on forward foreign currency contracts	503,749
Deposits with brokers for open futures contracts	298,775
Receivable from brokers — net variation margin on open futures contracts	51,840
Receivable for Fund shares sold	33,907
Dividends receivable from affiliated investments	91
Prepaid expenses	19,255
Total Assets	134,785,957

Liabilities:
Payable for Fund shares repurchased	304,635
Unrealized depreciation on forward foreign currency contracts	109,285
Investment management fee payable	73,966
Fund accounting fees payable	34,793
Transfer agent fees payable	34,518
Service and/or distribution fees payable	24,806
Distributions payable	12,958
Accrued foreign capital gains tax	1,390
Trustees’ fees payable	563
Accrued expenses	25,737
Total Liabilities	622,651
Total Net Assets	$134,163,306

Net Assets:
Par value (Note 7)	$269
Paid-in capital in excess of par value	222,459,568
Total distributable earnings (loss)	(88,296,531)
Total Net Assets	$134,163,306

See Notes to Financial Statements.

18	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

Net Assets:
Class A	$110,953,175
Class C	$552,162
Class C1	$540,529
Class I	$14,807,998
Class IS	$7,309,442

Shares Outstanding:
Class A	22,233,722
Class C	110,406
Class C1	106,802
Class I	2,970,112
Class IS	1,466,966

Net Asset Value:
Class A (and redemption price)	$4.99
Class C*	$5.00
Class C1*	$5.06
Class I (and redemption price)	$4.99
Class IS (and redemption price)	$4.98
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%; 3.75% effective August 15, 2022)	$5.21

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	19

Statement of operations (unaudited)

For the Six Months Ended June 30, 2022

Investment Income:
Interest	$4,248,032
Dividends from unaffiliated investments	16,606
Dividends from affiliated investments	2,033
Less: Foreign taxes withheld	(24,088)
Total Investment Income	4,242,583

Expenses:
Investment management fee (Note 2)	546,501
Service and/or distribution fees (Notes 2 and 5)	165,819
Transfer agent fees (Note 5)	78,521
Registration fees	40,308
Fund accounting fees	35,551
Audit and tax fees	20,433
Shareholder reports	6,744
Legal fees	5,004
Custody fees	2,367
Trustees’ fees	1,702
Interest expense	774
Commitment fees (Note 9)	600
Insurance	195
Miscellaneous expenses	4,435
Total Expenses	908,954
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(41,469)
Net Expenses	867,485
Net Investment Income	3,375,098

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(2,740,659)
Futures contracts	456,312
Forward foreign currency contracts	208,471
Foreign currency transactions	(16,452)
Net Realized Loss	(2,092,328)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(32,167,586)	‡
Futures contracts	138,328
Forward foreign currency contracts	352,222
Foreign currencies	34,404
Change in Net Unrealized Appreciation (Depreciation)	(31,642,632)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(33,734,960)
Decrease in Net Assets From Operations	$(30,359,862)

‡	Net of change in accrued foreign capital gains tax of $1,390.

See Notes to Financial Statements.

20	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income	$3,375,098	$8,076,864
Net realized gain (loss)	(2,092,328)	6,716,284
Change in net unrealized appreciation (depreciation)	(31,642,632)	(12,545,006)
Increase (Decrease) in Net Assets From Operations	(30,359,862)	2,248,142

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,474,999)	(8,246,049)
Decrease in Net Assets From Distributions to Shareholders	(3,474,999)	(8,246,049)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	11,578,030	36,173,932
Reinvestment of distributions	3,388,850	7,830,766
Cost of shares repurchased	(23,740,012)	(47,729,100)
Decrease in Net Assets From Fund Share Transactions	(8,773,132)	(3,724,402)
Decrease in Net Assets	(42,607,993)	(9,722,309)

Net Assets:
Beginning of period	176,771,299	186,493,608
End of period	$134,163,306	$176,771,299

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	21

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$6.21	$6.42	$6.30	$5.87	$6.48	$6.33

Income (loss) from operations:
Net investment income	0.12	0.27	0.28	0.33	0.32	0.33
Net realized and unrealized gain (loss)	(1.21)	(0.20)	0.13 [3]	0.44	(0.60)	0.17
Total income (loss) from operations	(1.09)	0.07	0.41	0.77	(0.28)	0.50

Less distributions from:
Net investment income	(0.13)	(0.28)	(0.22)	(0.30)	(0.32)	(0.33)
Return of capital	—	—	(0.07)	(0.04)	(0.01)	(0.02)
Total distributions	(0.13)	(0.28)	(0.29)	(0.34)	(0.33)	(0.35)

Net asset value, end of period	$4.99	$6.21	$6.42	$6.30	$5.87	$6.48
Total return[4]	(17.94)%	1.10%	6.85%	13.44%	(4.47)%	7.83%

Net assets, end of period (millions)	$111	$145	$152	$159	$139	$174

Ratios to average net assets:
Gross expenses	1.21%[5]	1.17%	1.18%	1.15%	1.16%	1.14%
Net expenses[6,7]	1.15 [5]	1.14	1.16	1.15	1.14	1.14
Net investment income	4.28 [5]	4.30	4.64	5.29	5.19	5.17

Portfolio turnover rate	35%	81%	88%	70%	99%	124%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

22	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$6.23	$6.43	$6.32	$5.88	$6.49	$6.34

Income (loss) from operations:
Net investment income	0.10	0.22	0.24	0.28	0.28	0.29
Net realized and unrealized gain (loss)	(1.23)	(0.19)	0.11 [3]	0.45	(0.60)	0.16
Total income (loss) from operations	(1.13)	0.03	0.35	0.73	(0.32)	0.45

Less distributions from:
Net investment income	(0.10)	(0.23)	(0.18)	(0.26)	(0.28)	(0.28)
Return of capital	—	—	(0.06)	(0.03)	(0.01)	(0.02)
Total distributions	(0.10)	(0.23)	(0.24)	(0.29)	(0.29)	(0.30)

Net asset value, end of period	$5.00	$6.23	$6.43	$6.32	$5.88	$6.49
Total return[4]	(18.23)%	0.31%	6.04%	12.61%	(5.14)%	7.23%

Net assets, end of period (000s)	$552	$896	$1,189	$3,612	$4,391	$7,402

Ratios to average net assets:
Gross expenses	2.00%[5]	1.96%	1.93%	1.88%	1.88%	1.85%
Net expenses[6]	1.95 [5,7]	1.93 [7]	1.91 [7]	1.87 [7]	1.87 [7]	1.85
Net investment income	3.45 [5]	3.51	4.01	4.58	4.44	4.45

Portfolio turnover rate	35%	81%	88%	70%	99%	124%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$6.30	$6.49	$6.37	$5.93	$6.55	$6.40

Income (loss) from operations:
Net investment income	0.10	0.24	0.26	0.31	0.30	0.31
Net realized and unrealized gain (loss)	(1.23)	(0.18)	0.12 [3]	0.44	(0.62)	0.16
Total income (loss) from operations	(1.13)	0.06	0.38	0.75	(0.32)	0.47

Less distributions from:
Net investment income	(0.11)	(0.25)	(0.19)	(0.28)	(0.29)	(0.30)
Return of capital	—	—	(0.07)	(0.03)	(0.01)	(0.02)
Total distributions	(0.11)	(0.25)	(0.26)	(0.31)	(0.30)	(0.32)

Net asset value, end of period	$5.06	$6.30	$6.49	$6.37	$5.93	$6.55
Total return[4]	(18.11)%	0.72%[5]	6.26%	13.04%	(4.98)%	7.28%

Net assets, end of period (000s)	$541	$695	$1,814	$5,388	$23,938	$33,074

Ratios to average net assets:
Gross expenses	1.84%[6]	1.74%	1.70%	1.63%	1.64%	1.63%
Net expenses[7,8]	1.79 [6]	1.72	1.68	1.62	1.62	1.63
Net investment income	3.66 [6]	3.67	4.22	4.91	4.71	4.70

Portfolio turnover rate	35%	81%	88%	70%	99%	124%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 0.40% for the year ended December 31, 2021.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

24	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$6.21	$6.42	$6.30	$5.86	$6.48	$6.33

Income (loss) from operations:
Net investment income	0.13	0.29	0.30	0.34	0.34	0.35
Net realized and unrealized gain (loss)	(1.22)	(0.20)	0.12 [3]	0.45	(0.61)	0.16
Total income (loss) from operations	(1.09)	0.09	0.42	0.79	(0.27)	0.51

Less distributions from:
Net investment income	(0.13)	(0.30)	(0.22)	(0.31)	(0.34)	(0.34)
Return of capital	—	—	(0.08)	(0.04)	(0.01)	(0.02)
Total distributions	(0.13)	(0.30)	(0.30)	(0.35)	(0.35)	(0.36)

Net asset value, end of period	$4.99	$6.21	$6.42	$6.30	$5.86	$6.48
Total return[4]	(17.70)%	1.35%	7.13%	13.75%	(4.39)%	8.27%

Net assets, end of period (000s)	$14,808	$21,213	$27,183	$26,802	$29,814	$38,236

Ratios to average net assets:
Gross expenses	0.96%[5]	0.91%	0.93%	0.90%	0.90%	0.89%
Net expenses[6]	0.90 [5,7]	0.89 [7]	0.90 [7]	0.89 [7]	0.89 [7]	0.89
Net investment income	4.51 [5]	4.54	4.90	5.56	5.45	5.41

Portfolio turnover rate	35%	81%	88%	70%	99%	124%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$6.20	$6.41	$6.30	$5.87	$6.48	$6.33

Income (loss) from operations:
Net investment income	0.13	0.29	0.32	0.35	0.35	0.36
Net realized and unrealized gain (loss)	(1.21)	(0.20)	0.10 [3]	0.44	(0.61)	0.16
Total income (loss) from operations	(1.08)	0.09	0.42	0.79	(0.26)	0.52

Less distributions from:
Net investment income	(0.14)	(0.30)	(0.22)	(0.32)	(0.34)	(0.35)
Return of capital	—	—	(0.09)	(0.04)	(0.01)	(0.02)
Total distributions	(0.14)	(0.30)	(0.31)	(0.36)	(0.35)	(0.37)

Net asset value, end of period	$4.98	$6.20	$6.41	$6.30	$5.87	$6.48
Total return[4]	(17.83)%	1.60%	7.06%	13.84%	(4.30)%	8.37%

Net assets, end of period (000s)	$7,309	$9,270	$4,327	$63,465	$56,291	$61,017

Ratios to average net assets:
Gross expenses	0.87%[5]	0.84%	0.82%	0.81%	0.82%	0.79%
Net expenses[6]	0.80 [5,7]	0.80 [7]	0.80 [7]	0.80 [7]	0.80 [7]	0.79
Net investment income	4.67 [5]	4.58	5.37	5.64	5.55	5.57

Portfolio turnover rate	35%	81%	88%	70%	99%	124%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

28	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$106,657,285	—		$106,657,285
Sovereign Bonds	—	17,847,987	—		17,847,987
Convertible Bonds & Notes	—	2,798,855	—		2,798,855
Senior Loans	—	1,686,804	—		1,686,804
U.S. Government & Agency Obligations	—	1,449,228	—		1,449,228
Asset-Backed Securities	—	651,573	—		651,573
Warrants	—	1,155	—		1,155
Common Stocks	—	—	$0	*	0	*
Total Investments	—	$131,092,887	$0	*	$131,092,887
Other Financial Instruments:
Futures Contracts††	$165,269	—	—		$165,269
Forward Foreign Currency Contracts††	—	$503,749	—		503,749
Total Other Financial Instruments	$165,269	$503,749	—		$669,018
Total	$165,269	$131,596,636	$0	*	$131,761,905

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other Financial Instruments:
Futures Contracts††	$90,852	—	—		$90,852
Forward Foreign Currency Contracts††	—	$109,285	—		109,285
Total	$90,852	$109,285	—		$200,137

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

30	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2022, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $109,285. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on

32	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. As of June 30, 2022, there were $1,390 of capital gains tax liabilities accrued on unrealized gains.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Limited and Western Asset Singapore provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar dominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net investment management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited and Western Asset Singapore a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.95%, 0.90% and 0.80%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2022, fees waived and/or expenses reimbursed amounted to $41,469, which included an affiliated money market fund waiver of $580.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

34	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

Pursuant to these arrangements, at June 30, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class I	Class IS
Expires December 31, 2023	$39,150	$260	$288	$6,425	$3,610
Expires December 31, 2024	32,368	192	159	5,316	2,854
Total fee waivers/expense reimbursements subject to recapture	$71,518	$452	$447	$11,741	$6,464

For the six months ended June 30, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% (3.75% effective August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 ($500,000 effective August 15, 2022) in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$7,710
CDSCs	185

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$47,297,041	$6,262,090
Sales	53,659,039	7,784,210

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

At June 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$168,461,548	$112,524	$(37,481,185)	$(37,368,661)
Futures contracts	—	165,269	(90,852)	74,417
Forward foreign currency contracts	—	503,749	(109,285)	394,464

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2022.

ASSET DERIVATIVES[1]
			Foreign Exchange Risk
Futures contracts[2]			$165,269
Forward foreign currency contracts			503,749
Total			$669,018
LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$90,852	—	$90,852
Forward foreign currency contracts	—	$109,285	109,285
Total	$90,852	$109,285	$200,137

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

36	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
			Foreign Exchange Risk
Futures contracts			$456,312
Forward foreign currency contracts			208,471
Total			$664,783

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(90,852)	$229,180	$138,328
Forward foreign currency contracts	—	352,222	352,222
Total	$(90,852)	$581,402	$490,550

During the six months ended June 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$2,617,828
Futures contracts (to sell)	7,822,283
Forward foreign currency contracts (to buy)	2,701,172
Forward foreign currency contracts (to sell)	7,917,591

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Citibank N.A.	$6,841	—	$6,841	—	$6,841
Goldman Sachs Group Inc.	496,908	$(339)	496,569	—	496,569
Morgan Stanley & Co. Inc.	—	(108,946)	(108,946)	—	(108,946)
Total	$503,749	$(109,285)	$394,464	—	$394,464

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$159,677	$66,712
Class C	3,783	558
Class C1	2,359	747
Class I	—	9,897
Class IS	—	607
Total	$165,819	$78,521

For the six months ended June 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$32,840
Class C	194
Class C1	162
Class I	5,383
Class IS	2,890
Total	$41,469

6. Distributions to shareholders by class

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Net Investment Income:
Class A	$2,816,503	$6,570,666
Class C	13,660	35,785
Class C1	11,899	41,272
Class I	421,413	1,135,691
Class IS	211,524	462,635
Total	$3,474,999	$8,246,049

7. Shares of beneficial interest

At June 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

38	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	819,541	$4,615,958	3,018,090	$19,209,660
Shares issued on reinvestment	491,100	2,736,983	987,316	6,260,821
Shares repurchased	(2,362,486)	(13,440,924)	(4,383,246)	(27,884,709)
Net decrease	(1,051,845)	$(6,087,983)	(377,840)	$(2,414,228)

Class C
Shares sold	12,099	$65,128	40,491	$257,607
Shares issued on reinvestment	2,432	13,622	5,476	34,782
Shares repurchased	(48,073)	(262,282)	(86,818)	(555,360)
Net decrease	(33,542)	$(183,532)	(40,851)	$(262,971)

Class C1
Shares sold	670	$3,824	998	$8,783
Shares issued on reinvestment	2,098	11,843	5,580	35,837
Shares repurchased	(6,200)	(34,371)	(175,600)	(1,136,779)
Net decrease	(3,432)	$(18,704)	(169,022)	$(1,092,159)

Class I
Shares sold	205,838	$1,168,352	838,938	$5,352,687
Shares issued on reinvestment	75,202	419,747	170,452	1,080,184
Shares repurchased	(727,772)	(4,090,270)	(1,828,880)	(11,591,992)
Net decrease	(446,732)	$(2,502,171)	(819,490)	$(5,159,121)

Class IS
Shares sold	995,333	$5,724,768	1,783,215	$11,345,195
Shares issued on reinvestment	37,172	206,655	66,140	419,142
Shares repurchased	(1,059,612)	(5,912,165)	(1,030,274)	(6,560,260)
Net increase (decrease)	(27,107)	$19,258	819,081	$5,204,077

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended June 30, 2022. The following transactions were effected in such company for the six months ended June 30, 2022.

	Affiliate Value at December 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$30,402,435	30,402,435	$30,402,435	30,402,435

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2,033	—	—

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2022.

10. Deferred capital losses

As of December 31, 2021, the Fund had deferred capital losses of $48,792,301, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from

40	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the

Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At June 30, 2022, the Fund had 0.31% of its net assets invested in securities with significant economic risk or exposure to Russia.

13. Subsequent event

The Board of Trustees, on behalf of the Fund (the “Acquired Fund”), has approved a reorganization pursuant to which the Fund’s assets would be acquired, and its liabilities would be assumed, by Western Asset High Yield Fund (the “Acquiring Fund”), a series of Western Asset Funds, Inc., in exchange for shares of the Acquiring Fund (the “Reorganization”). The Fund would then be terminated, and shares of the Acquiring Fund would be distributed to Fund shareholders.

The Reorganization does not require shareholder approval but is subject to the satisfaction of certain closing conditions. If the closing conditions are satisfied, the Reorganization is expected to occur on or about November 18, 2022. Effective at the close of market on or about September 26, 2022, the Fund will be closed to all new investors except as noted below. Existing investors who had an open and funded account on September 26, 2022, can continue to invest in the Fund through exchanges and additional purchases after such date. The following categories of investors may continue to open new accounts in the Fund after the close of market on September 26, 2022: (1) clients of discretionary investment allocation programs where such programs had investments in the Fund prior to the close of market on September 26, 2022; and (2) Employer Sponsored Retirement Plans or benefit plans and their participants where the Fund was available to participants prior to the close of market on September 26, 2022. Effective after the close of market on or about November 11, 2022, the Fund will not accept any additional purchases or exchanges. The Fund reserves the right to change this policy at any time.

42	Western Asset Global High Yield Bond Fund 2022 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, and (iii) a subadvisory agreement between LMPFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore,” and together with WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 19, 2022. At an in-person meeting held on May 12, 2022, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between LMPFA and the Non-U.S. Subadvisers.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

Western Asset Global High Yield Bond Fund	43

Board approval of management and subadvisory agreements (unaudited) (cont’d)

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2021. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional global high yield funds by Broadridge, showed, among other data, that the Fund’s performance for the 1- and 10-year periods ended December 31, 2021 was below the median, that its performance for the 3-year period was above the median, and that its

44	Western Asset Global High Yield Bond Fund

performance for the 5-year period was equal to the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1- and 3-year periods and trailed that of its benchmark index for the 5- and 10-year periods. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional global high yield funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was approximately the median and the Fund’s Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2023.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was approximately the median and the Fund’s Actual Management Fee was above the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory

Western Asset Global High Yield Bond Fund	45

Board approval of management and subadvisory agreements (unaudited) (cont’d)

contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

46	Western Asset Global High Yield Bond Fund

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Western Asset Global High Yield Bond Fund	47

Statement regarding liquidity risk management program (unaudited) (cont’d)

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

48	Western Asset Global High Yield Bond Fund

Western Asset

Global High Yield Bond Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Global High Yield Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Global High Yield Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Global High Yield Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FDXX010130 8/22 SR22-4488

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2022